Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14. Fair Value Measurements

The Company’s financial instruments include cash, accounts payable, notes payable, contingent stock and warrant liability and warrant liability. Cash, contingent stock liability, contingent warrant liability and warrant liability are measured at fair value. Accounts payable and notes payable are measured at amortized cost and approximates fair value due to their short duration and market rate for similar instruments, respectively.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 14. Fair Value Measurements (continued)

As of June 30, 2023, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Level 1	Level 2	Level 3	Total

Assets
Cash	$2,924,019	-	-	$2,924,019
	-	-	-
Total assets measured at fair value	$2,924,019	-		$2,924,019

Liabilities
Warrant liability	$1,240,441	272,276	-	$1,513,187

Total liabilities measured at fair value	$1,240,441	272,276	-	$1,513,187

Note 14. Fair Value Measurements

The Company’s financial instruments include cash, accounts payable, notes payable, contingent stock and warrant liability and warrant liability. Cash, contingent stock liability, contingent warrant liability and warrant liability are measured at fair value. Accounts payable and notes payable are measured at amortized cost and approximates fair value due to their short duration and market rate for similar instruments, respectively.

As of December 31, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$4,170,897	-	-	$4,170,897
	-	-	-
Total assets measured at fair value	$4,170,897	-		$4,170,897

Liabilities
Warrant liability	$1,151,838	-	-	$1,151,838

Total liabilities measured at fair value	$1,151,838	-	-	$1,151,838